Discontinued Operations	6 Months Ended
Jun. 30, 2024
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS

NOTE 3—DISCONTINUED OPERATIONS

On February 26, 2024, Asien’s entered into an Assignment Agreement, for the benefit of its creditors. Pursuant to the Assignment Agreement, Asien’s transferred ownership of all or substantially all of its right, title, and interest in, as well as custody and control of, its assets to the Assignee in trust. The Company received no cash consideration related to the assignment. Following the assignment, the Company retained no financial interest in Asien’s.

The assignment of Asien’s represents a strategic shift and its results are reported as discontinued operations for the three and six months ended June 30, 2024 and 2023. The Company recognized a gain on disposition of Asien’s of $1,060,095, as a separate line item in discontinued operations in the consolidated statements of operations for the six months ended June 30, 2024.

The following information presents the major classes of line item of assets and liabilities included as part of discontinued operations of Asien’s in the consolidated balance sheet as of December 31, 2023:

December 31, 2023
Current assets of discontinued operations
Cash and cash equivalents	$34,470
Investments	278,521
Receivables	88,770
Inventories, net	1,398,088
Prepaid expenses and other current assets	140,102
Total current assets of discontinued operations	1,939,951

Non-current assets of discontinued operations
Property and equipment, net	88,505

Total assets of discontinued operations	$2,028,456

Current liabilities of discontinued operations
Accounts payable and accrued expenses	$923,945
Customer deposits	2,143,493
Current portion of notes payable	29,777
Total current liabilities of discontinued operations	3,097,215

Non-current liabilities of discontinued operations
Notes payable, net of current portion	34,965

Total liabilities of discontinued operations	$3,132,180

The following information presents the major classes of line items constituting the loss from discontinued operations of Asien’s in the unaudited consolidated statements of operations for the three and six months ended June 30, 2024 and 2023:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Revenues	$-	$2,028,646	$870,952	$4,466,581

Operating Expenses
Cost of revenues	-	1,672,052	744,706	3,485,835
Personnel	-	264,790	98,213	537,994
Depreciation and amortization	-	46,603	7,702	93,206
General and administrative	-	372,993	203,377	749,158
Professional fees	-	59,038	78,807	108,474
Total Operating Expenses	-	2,415,476	1,132,805	4,974,667

Loss from operations	-	(386,830)	(261,853)	(508,086)

Other Income (Expense)
Other income	-	104	-	374
Interest expense	-	(221,513)	(724)	(247,142)
Total Other Expense	-	(221,409)	(724)	(246,768)

Net loss from discontinued operations before income taxes	-	(608,239)	(262,577)	(754,854)
Income tax benefit	-	-	-	42,000
Net loss from discontinued operations	$-	$(608,239)	$(262,577)	$(712,854)

Net income (loss) attributable to non-controlling interests from discontinued operations	-	30,412	(59,304)	35,643
Net loss from discontinued operations attributable to 1847 Holdings	$-	(577,827)	(321,881)	(677,211)

The following information presents the major classes of line items constituting significant operating, investing and financing cash flow activities from discontinued operations of Asien’s in the unaudited consolidated statements of cash flows for the six months ended June 30, 2024 and 2023:

	Six Months Ended June 30,
	2024	2023
Cash flows from operating activities
Net loss	$(262,577)	$(712,854)
Adjustments to reconcile net loss to net cash used in operating activities:
Deferred taxes	-	(42,000)
Depreciation and amortization	7,702	93,206
Changes in operating assets and liabilities:
Receivables	73,769	92,860
Inventories	213,399	145,381
Prepaid expenses and other current assets	108,686	(175,268)
Accounts payable and accrued expenses	320,362	(452,000)
Customer deposits	(474,803)	(26,853)
Net cash used in operating activities from discontinued operations	(13,462)	(119,822)

Cash flows from investing activities
Investments in certificates of deposit	-	(404)
Net cash used in investing activities from discontinued operations	-	(404)

Cash flows from financing activities
Repayments of notes payable	(4,836)	(14,184)
Net cash used in financing activities from discontinued operations	(4,836)	(14,184)

Net change in cash and cash equivalents from discontinued operations	$(18,298)	$(134,410)